Statement of Changes in Net Assets Available for Benefits - EBP 002 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Investment income
Net appreciation in fair value of investments	$ 136,921,814	$ 114,044,130
Dividends	2,081,988	1,676,805
Total investment income	139,003,802	115,720,935
Interest income on notes receivable from participants	483,140	396,672
Contributions:
Participants	44,435,626	41,101,399
Employer	20,436,927	19,103,548
Rollovers	13,161,642	6,410,973
Total contributions	78,034,195	66,615,920
Deductions:
Benefits paid to participants	70,427,143	65,618,643
Administrative expenses	68,173	55,692
Total deductions	70,495,316	65,674,335
Net increase	147,025,821	117,059,192
Net assets available for benefits
Beginning of year	881,750,071	764,690,879
End of year	$ 1,028,775,892	$ 881,750,071